Equity reserves and long-term incentive plan awards - disclosure of movement in RSUs liability (Details) - Restricted Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 575	$ 1,658
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	(95)	65
Settled in cash during the year	(311)	(1,148)
Total RSU liability, end of year	169	575
Less: current portion of RSU liability	(143)	(408)
Total non-current RSU liability, end of year	$ 26	$ 167